Network Operaton And Support Expenses - Details Of Network Operation And Support Expenses (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Material income and expense [abstract]
Maintenance		¥ 53,216	¥ 54,569	¥ 55,737
Power and utilities expenses		32,837	32,032	30,518
Operation support and related expenses		39,764	41,087	36,612
Charges for use of tower assets	[1]	25,518	38,981	36,946
Charges for use of lines and network assets	[2]	7,715	8,489	9,390
Charges for use of other assets	[2]	7,492	16,102	15,151
Others		9,268	8,747	7,986
Total		¥ 175,810	¥ 200,007	¥ 192,340

[1]	For the year ended December 31, 2019, charges for use of tower assets included the non-lease component charges (maintenance, utility connection and telecommunications equipment room and related support services) and the lease component charges of variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred.
[2]	For the year ended December 31, 2019, charges for use of lines and network assets and other assets mainly included the non-lease components charges and the lease components charges, such as short-term leases payments, leases payments of low-value assets and variable leases payments not based on an index or a rate, which are recorded in profit or loss as incurred.